Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	$ 17,373	$ 17,315	$ 18,089
Average number of employees | employee	242,850	244,788	246,933
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits	$ 37	$ 54	$ 570
Average number of employees | employee	43	55
Management fee	$ 2,428	$ 2,240